Consolidated Balance Sheets		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents		¥ 1,313,976,706	$ 186,941,826	¥ 1,070,513,011
Short-term investments		2,062,818,597	293,480,907	847,927,125
Accounts receivable, net		43,608,167	6,204,213	23,714,517
Prepaid services fees		77,099,153	10,969,035	53,331,115
Other receivables and prepaid expenses, net		25,333,430	3,604,230	17,819,085
Total current assets		3,522,836,053	501,200,211	2,013,304,853
NON-CURRENT ASSETS
Property and equipment, net		72,799,949	10,357,380	125,811,741
Long-term investments		11,220,589	1,596,373	11,205,874
Prepaid expenses and deposits				16,536
Deferred tax assets		443,086	63,039	440,346
Operating lease right-of-use assets		917,975	130,602	1,580,414
Total non-current assets		85,381,599	12,147,394	139,054,911
TOTAL ASSETS		3,608,217,652	513,347,605	2,152,359,764
CURRENT LIABILITIES
Accounts payable		35,095,201	4,993,057	27,847,447
Deferred revenues		7,256,576	1,032,406	3,614,212
Other payables and accrued liabilities		644,577,300	91,705,170	572,874,009
Bank loans		30,000,000	4,268,154	15,000,000
Operating lease liabilities - current		683,961	97,308	803,622
Convertible notes payable		184,735,532	26,282,656	109,119,912
Taxes payable		18,667,238	2,655,822	14,862,809
Total current liabilities		921,015,808	131,034,573	744,122,011
OTHER LIABILITIES
Operating lease liabilities - noncurrent		240,895	34,273	696,549
Total other liabilities		22,845,777	3,250,310	23,301,431
Total liabilities		943,861,585	134,284,883	767,423,442
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital		2,806,995,759	399,356,328	1,836,463,319
Accumulative deficit		(554,663,713)	(78,913,003)	(863,708,298)
Statutory reserves		20,868,471	2,968,995	20,666,568
Accumulated other comprehensive income (loss)		(64,543,388)	(9,182,704)	5,631,753
Total shareholders’ equity		2,208,910,400	314,265,649	999,184,118
NONCONTROLLING INTERESTS		455,445,667	64,797,073	385,752,204
Total equity		2,664,356,067	379,062,722	1,384,936,322
Total liabilities and shareholders’ equity		3,608,217,652	513,347,605	2,152,359,764
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock value	[1]	13,095	1,863	13,095
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock value	[1]	240,176	34,170	117,681
Undesignated Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock value	[1]
Related Party
OTHER LIABILITIES
Amount due to related party – noncurrent		¥ 22,604,882	$ 3,216,037	¥ 22,604,882

[1]	The shares amounts are presented on a retroactive basis to reflect the 20-to-1 ordinary share consolidation effected on April 14, 2025 (See Note 18).